John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

March 6, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:   The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on February 28, 2017 (Accession No. 0001209286-17-000137) for the CBOE Vest Family of Funds listed on Schedule A attached (the “Funds”), each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.

SCHEDULE A

CBOE Vest Defined Distribution Strategy Fund
CBOE Vest S&P 500® Buffer Protect Strategy Fund
CBOE Vest S&P 500® Buffer Protect Strategy Fund (January)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (February)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (March)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (April)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (May)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (June)
CBOE Vest S&P 500®Buffer Protect Strategy Fund (July)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (August)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (September)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (October)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (November)
CBOE Vest S&P 500® Buffer Protect Strategy Fund (December)

CBOE Vest S&P 500® Enhanced Growth Strategy Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (January) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (February) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (March) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (April) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (May) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (June) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (July) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (August) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (September) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (October) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (November) Fund
CBOE Vest S&P 500®Enhanced Growth Strategy (December) Fund